Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated November 9, 2021 to certain current variable annuity prospectuses, initial summary prospectuses and updating summary prospectuses

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses for variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses and updating summary prospectuses (collectively, the “Prospectuses”). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix in the Prospectuses. As applicable to your contract, please note the following changes:

Change to the Franklin Multi-Asset Dynamic Multi-Strategy VIT (FKA: QS Legg Mason Dynamic Multi-Strategy VIT Portfolio)

On October 29, 2021, the asset class of Franklin Multi-Asset Dynamic Multi-Strategy VIT was changed from the “Asset Allocation” to “Specialty”. Therefore, the ”Type” for the Franklin Multi-Asset Dynamic Multi-Strategy VIT referenced in “Appendix: Portfolio Companies available under the contract” in the Prospectus is hereby also changed from “Asset Allocation” to “Specialty”.

Distributed by affiliate Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN)

and/or for certain contracts co-distributed by affiliate Equitable Distributors, LLC

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America.

All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104.

Equitable Financial Life Insurance Company of America

Administrative Office: 525 Washington Blvd., Jersey City, NJ 07310

212-554-1234

IM-50-21 (11.21)	Catalog No. 162764
IE 15, RC 13, 15, 15A, 15B, 17, 19 - Inforce/New Biz	[208855]
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